Nature of business and organization (Details) - Schedule of consolidated financial statements	12 Months Ended
May 31, 2022
ZKGC International Group Holdings Limited (“ZKGC International”) [Member]
Variable Interest Entity [Line Items]
Activities	Holding company
Place Incorporated	Hong Kong, the PRC
Date Incorporated	Sep. 09, 2021
Ownership Percentage	100% owned by ZKGC Cayman
Hainan GCGY Commercial & Trading Co., Ltd. (“Zhongke WFOE”) [Member]
Variable Interest Entity [Line Items]
Activities	Holding company
Place Incorporated	Hainai, the PRC
Date Incorporated	Oct. 12, 2021
Ownership Percentage	100% owned by ZKGC International
Hainan ZKGC New Energy Co., Ltd. (“Hainan ZKGC”) [Member]
Variable Interest Entity [Line Items]
Activities	Construction and operation of electric vehicle (“EV”) charging stations
Place Incorporated	Hainai, the PRC
Date Incorporated	Aug. 11, 2020
Ownership Percentage	VIE of Zhongke WFOE
Hainan ZKGY Network Technology Co., Ltd (“Network ZKGC”) [Member]
Variable Interest Entity [Line Items]
Activities	Provider and manager of Charging Cloud SAAS Platform (the “SAAS network”)
Place Incorporated	Hainai, the PRC
Date Incorporated	Sep. 28, 2020
Ownership Percentage	99% owned by Hainan ZKGC